Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	September 30, 2026	December 31, 2025
Trade accounts payable	$8,617	$11,147
Accrued payroll	2,775	2,704
Taxes payable	3,931	3,533
Deferred revenue	118	471
Due to related parties (note 14)	367	78
	$15,808	$17,933